5 Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	12.31.2020	12.31.2019
Cash and bank accounts	228,711	263,188
Financial investments with immediate liquidity	2,994,057	2,678,539
	3,222,768	2,941,727